Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	PAX WORLD FUNDS SERIES TRUST III
Central Index Key	0001598735
Amendment Flag	false
Document Creation Date	Apr. 30, 2015
Document Effective Date	May 01, 2015
Prospectus Date	May 01, 2015
Pax Ellevate Global Women's Index Fund | Institutional Class
Risk/Return:
Trading Symbol	PXWIX
Pax Ellevate Global Women's Index Fund | Individual Investor Class
Risk/Return:
Trading Symbol	PXWEX